Related Party Transactions and Balances	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	Related Party Transactions and Balances

During the three months ended March 31, 2017, $75,000 (March 31, 2016: $75,000) was recorded as management services fee payable to Rubin Schindermann and Alexander Starr, who are shareholders in the Company. The amount is included in the related party balance as at March 31, 2017.

8.	RELATED PARTY TRANSACTIONS AND BALANCES

During the year ended December 31, 2016, $300,000 (December 31, 2015: $300,000) was recorded as management services fee payable to Rubin Schindermann and Alexander Starr, who are shareholders in the Company. They were issued 10,000,000 shares to settle $100,000 of the amount owed. The amount is included in the related party balance as at December 31, 2016.

During the year ended December 31, 2016, the Company issued 500,000 shares of Series ‘A’ Preferred Stock each, to the two directors, as consideration for their services.

Advisory and consultancy fee includes $30,000 (December 31, 2015: $1,500,000) for Rubin Schindermann and Alexander Starr, who are shareholders in the Company. They were issued 1,000,000 shares (December 31, 2015: 3,000,000) for these services performed as of and for the year ended December 31, 2016. These were recorded at fair value.

Amounts payable to Rubin Schindermann and Alexander Starr as at December 31, 2016 were $285,000 and $229,697, respectively.

As disclosed in Note 12, the Company is party to a lease agreement dated October 1, 2015, with Hard Assets Capital Corp., which is a related entity by virtue of common directorship.